Term Loan - Schedule of Atlantic Term Loans (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Balance, beginning of period		$ 3,558
Balance, end of period		3,333	$ 3,558
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Balance, beginning of period		3,558	5,608
Interest		47	215
Repayment		(457)	(2,001)
Foreign exchange movement		185	(264)
Balance, end of period		3,333	3,558
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period		2,191	3,454
Interest		29	134
Repayment		(282)	(1,234)
Foreign exchange movement		114	(163)
Balance, end of period	$ 2.8	2,052	2,191
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period		1,367	2,154
Interest		18	81
Repayment		(175)	(767)
Foreign exchange movement		71	(101)
Balance, end of period		$ 1,281	$ 1,367